Revenue - Summary of Revenue From Contracts with Customers (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables from contracts with customers [abstract]
Revenue from contracts with customers	$ 21,356,228	$ 23,517,064	$ 27,400,035